Information: Condensed Financial Statements of The Company (Details) - Condensed Balance Sheet - Parent Company [Member]	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 194,729,331	$ 30,557,281	¥ 200,108,273
Prepayments and other current assets			89,853
Amounts due from subsidiaries and VIEs	644,607	101,153
Total current assets	195,373,938	30,658,434	200,198,126
Non-current assets:
Investment in subsidiaries and VIEs			208,398,302
Total non-current assets			208,398,302
Total assets	195,373,938	30,658,434	408,596,428
Current liabilities:
Accrued liabilities and other current liabilities	244,166	38,314
Investment deficit in subsidiaries and VIEs	35,769,964	5,613,088
Amounts due to subsidiaries and VIEs	40,296,870	6,323,458	41,127,502
Total current liabilities	76,311,000	11,974,860	41,127,502
Total liabilities	76,311,000	11,974,860	41,127,502
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	7,093	45,198
Additional paid-in capital	181,849,003	28,536,077	181,849,003
Statutory reserves	59,971,836	9,410,890	58,217,195
Accumulated other comprehensive loss	(12,542,667)	(1,968,218)	(7,956,640)
Retained earnings/(Accumulated deficit)	(110,260,432)	(17,302,268)	135,314,170
Total shareholders’ equity	119,062,938	18,683,574	367,468,926
Total liabilities and shareholders’ equity	¥ 195,373,938	$ 30,658,434	¥ 408,596,428